Templeton Funds
Statement of Investments, November 30, 2019 (unaudited)
Templeton Foreign Fund
		Industry	Shares	Value
	Common Stocks 93.2%
	Canada 3.9%
	Alamos Gold Inc., A	Metals & Mining	5,754,970	$32,630,680
	Husky Energy Inc.	Oil, Gas & Consumable Fuels	6,720,340	48,927,637
	Wheaton Precious Metals Corp.	Metals & Mining	3,219,800	88,482,683
				170,041,000
	China 5.1%
[a]	Baidu Inc., ADR	Interactive Media & Services	517,270	61,312,013
	China Mobile Ltd.	Wireless Telecommunication Services	7,286,180	54,917,681
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	102,577,312	38,788,528
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	54,851,490	32,163,359
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	10,304,350	34,028,392
				221,209,973
	Denmark 1.1%
	A.P. Moeller-Maersk AS, B	Marine	34,550	48,280,143
	France 9.6%
	BNP Paribas SA	Banks	2,281,753	128,122,944
	Cie Generale des Etablissements Michelin SCA	Auto Components	531,600	63,775,886
	Compagnie de Saint-Gobain	Building Products	1,212,310	49,081,144
	Sanofi	Pharmaceuticals	706,005	65,729,378
	Total SA	Oil, Gas & Consumable Fuels	1,038,918	54,525,125
	Veolia Environnement SA	Multi-Utilities	2,268,750	58,085,323
				419,319,800
	Germany 6.2%
	Bayer AG	Pharmaceuticals	1,439,055	108,912,512
	E.ON SE	Multi-Utilities	5,605,190	58,649,748
	Merck KGaA	Pharmaceuticals	548,924	64,100,546
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	12,804,050	39,086,568
				270,749,374
	Hong Kong 4.9%
	CK Asset Holdings Ltd.	Real Estate Management & Development	11,443,090	76,089,429
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	12,836,150	116,590,902
	Swire Pacific Ltd., A	Real Estate Management & Development	962,000	8,657,976
	Value Partners Group Ltd.	Capital Markets	22,607,440	12,765,386
				214,103,693
	Ireland 1.1%
	Bank of Ireland Group PLC	Banks	9,524,200	47,845,048
	Israel 0.1%
[a,b]	Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	217,100	2,262,182
	Italy 2.8%
	Eni SpA	Oil, Gas & Consumable Fuels	5,756,964	86,976,375
	Tenaris SA	Energy Equipment & Services	3,413,020	36,291,072
				123,267,447
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan 16.0%
	Astellas Pharma Inc.	Pharmaceuticals	2,484,980	$42,398,247
	Isuzu Motors Ltd.	Automobiles	1,991,500	23,298,303
	Kirin Holdings Co. Ltd.	Beverages	3,021,430	66,885,249
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	1,266,850	48,380,001
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	2,581,890	64,231,752
	Panasonic Corp.	Household Durables	7,270,010	68,545,524
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	1,181,880	44,033,682
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	1,951,450	59,120,261
	Sumitomo Mitsui Financial Group Inc.	Banks	2,471,310	90,064,918
	Sundrug Co. Ltd.	Food & Staples Retailing	1,410,900	49,498,479
	Suntory Beverage & Food Ltd.	Beverages	776,590	33,701,544
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	2,773,065	112,868,344
				703,026,304
	Luxembourg 1.2%
	SES SA, IDR	Media	3,944,947	52,346,979
	Netherlands 6.8%
	Flow Traders	Capital Markets	1,803,877	42,328,236
	ING Groep NV	Banks	11,117,358	127,912,239
	NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	725,720	83,878,717
	SBM Offshore NV	Energy Equipment & Services	2,668,755	44,967,820
				299,087,012
	Norway 1.5%
	Equinor ASA	Oil, Gas & Consumable Fuels	3,604,570	66,386,753
	Portugal 1.2%
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	3,168,125	51,567,187
	Singapore 1.1%
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	20,263,270	50,074,833
	South Korea 10.5%
	Hana Financial Group Inc.	Banks	1,874,540	56,717,226
	KB Financial Group Inc.	Banks	3,286,937	128,104,750
[a]	Korea Electric Power Corp.	Electric Utilities	1,710,860	40,398,282
	Lotte Chemical Corp.	Chemicals	261,750	48,736,416
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,329,470	141,738,330
	Shinhan Financial Group Co. Ltd.	Banks	1,243,620	45,837,411
				461,532,415
	Switzerland 2.4%
	Roche Holding AG	Pharmaceuticals	271,530	83,689,731
	UBS Group AG	Capital Markets	1,921,100	23,284,896
				106,974,627
	Taiwan 2.3%
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	10,010,610	100,004,456
	Thailand 0.6%
	Kasikornbank PCL, fgn.	Banks	5,221,770	26,804,913
  |  2

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom 13.5%
	BAE Systems PLC	Aerospace & Defense	6,323,260	$46,895,546
	BP PLC	Oil, Gas & Consumable Fuels	18,361,390	114,040,885
	Johnson Matthey PLC	Chemicals	1,930,996	71,779,596
	Kingfisher PLC	Specialty Retail	16,257,454	44,136,495
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	3,048,440	86,328,754
	Standard Chartered PLC	Banks	13,183,165	118,914,414
	Vodafone Group PLC	Wireless Telecommunication Services	53,986,455	107,085,281
				589,180,971
	United States 1.3%
[a]	Berkshire Hathaway Inc., B	Diversified Financial Services	258,010	56,839,603
	Total Common Stocks (Cost $3,860,790,204)			4,080,904,713
			Principal Amount*
	Short Term Investments 4.3%

	Time Deposits 4.3%
	Canada 3.3%
	National Bank of Canada, 1.55%, 12/02/19		$144,000,000	144,000,000
	France 1.0%
	BNP Paribas New York, 1.53%, 12/02/19		45,000,000	45,000,000
	Total Time Deposits (Cost $189,000,000)			189,000,000
	Total Investments (Cost $4,049,790,204) 97.5%			4,269,904,713
	Options Written (0.0)%†			(110,670)
	Other Assets, less Liabilities 2.5%			110,806,282
	Net Assets 100.0%			$4,380,600,325
		Number of Contracts	Notional Amount
	Options Written (Premiums received $110,583) (0.0)%†
	Calls - Exchange-Traded
	Teva Pharmaceutical Industries Ltd., ADR, December Strike Price $10.50, Expires 12/20/19	2,170	$217,000	(110,670)

See Abbreviations on page 15.
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]A portion or all of the security is held in connection with written option contracts open at period end.
  |  3

Templeton Funds
Statement of Investments, November 30, 2019 (unaudited)
Templeton International Climate Change Fund
		Industry	Shares	Value
	Common Stocks 90.2%
	Austria 1.7%
	Lenzing AG	Chemicals	358	$34,825
	Belgium 3.6%
	Recticel SA	Chemicals	2,330	20,458
	Umicore SA	Chemicals	1,212	52,046
				72,504
	China 0.9%
	China Mobile Ltd.	Wireless Telecommunication Services	2,500	18,843
	Denmark 6.2%
	Novozymes AS	Chemicals	549	26,226
	Orsted AS	Electric Utilities	543	50,036
	Vestas Wind Systems AS	Electrical Equipment	498	47,387
				123,649
	France 12.3%
	BNP Paribas SA	Banks	1,084	60,868
	Cie Generale des Etablissements Michelin SCA	Auto Components	368	44,149
	Compagnie de Saint-Gobain	Building Products	801	32,429
	Sanofi	Pharmaceuticals	622	57,908
	Sodexo SA	Hotels, Restaurants & Leisure	267	31,120
	Veolia Environnement SA	Multi-Utilities	773	19,791
				246,265
	Germany 8.2%
	E.ON SE	Multi-Utilities	5,544	58,009
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	2,020	43,145
	Siemens AG	Industrial Conglomerates	482	62,190
				163,344
	India 1.7%
[a]	Azure Power Global Ltd.	Independent Power & Renewable Electricity Producers	2,600	33,930
	Italy 3.6%
	Prysmian SpA	Electrical Equipment	3,198	72,893
	Japan 13.0%
	Ajinomoto Co. Inc.	Food Products	1,700	28,329
	Astellas Pharma Inc.	Pharmaceuticals	1,200	20,474
	Panasonic Corp.	Household Durables	3,300	31,114
	Rinnai Corp.	Household Durables	500	38,372
	Sekisui House Ltd.	Household Durables	1,000	21,607
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	1,400	42,414
	Suntory Beverage & Food Ltd.	Beverages	700	30,378
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,191	48,476
				261,164
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  4

Templeton Funds
Statement of Investments (unaudited)
Templeton International Climate Change Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Netherlands 9.2%
	Arcadis NV	Construction & Engineering	2,787	$56,678
	ING Groep NV	Banks	4,409	50,728
	Signify NV	Electrical Equipment	2,578	76,880
				184,286
	Singapore 2.2%
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	17,500	43,246
	South Korea 2.7%
[b]	Samsung Electronics Co. Ltd., GDR, 144A	Technology Hardware, Storage & Peripherals	50	54,500
	Spain 3.1%
	Siemens Gamesa Renewable Energy SA	Electrical Equipment	3,924	62,617
	Sweden 3.4%
	Billerudkorsnas AB	Containers & Packaging	3,233	36,814
	Scandi Standard AB	Food Products	4,188	32,011
				68,825
	Switzerland 5.8%
	ABB Ltd.	Electrical Equipment	941	20,581
	Landis+Gyr Group AG	Electronic Equipment, Instruments & Components	861	87,913
	UBS Group AG	Capital Markets	550	6,666
				115,160
	Taiwan 4.6%
	Giant Manufacturing Co. Ltd.	Leisure Products	2,500	18,096
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	1,400	74,326
				92,422
	United Kingdom 8.0%
	Johnson Matthey PLC	Chemicals	1,509	56,093
	Standard Chartered PLC	Banks	5,661	51,063
	Vodafone Group PLC	Wireless Telecommunication Services	26,542	52,648
				159,804
	Total Common Stocks (Cost $1,782,264)			1,808,277
  |  5

Templeton Funds
Statement of Investments (unaudited)
Templeton International Climate Change Fund (continued)
		Shares	Value
	Short Term Investments (Cost $107,715) 5.3%
	Money Market Funds 5.3%
	United States 5.3%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.35%	107,715	$107,715
	Total Investments (Cost $1,889,979) 95.5%		1,915,992
	Other Assets, less Liabilities 4.5%		89,366
	Net Assets 100.0%		$2,005,358

See Abbreviations on page 15.
[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At November 30, 2019, the value of this security was $54,500, representing 2.7% of net assets.
[c]See Note 5 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
  |  6

Templeton Funds
Statement of Investments, November 30, 2019 (unaudited)
Templeton World Fund
		Industry	Shares	Value
	Common Stocks 89.3%
	Canada 1.8%
	Wheaton Precious Metals Corp.	Metals & Mining	2,324,189	$63,870,576
	China 4.6%
[a]	Baidu Inc., ADR	Interactive Media & Services	299,800	35,535,294
	China Life Insurance Co. Ltd., H	Insurance	15,950,000	40,303,917
	China Mobile Ltd.	Wireless Telecommunication Services	3,965,970	29,892,464
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	82,628,340	31,245,035
	Kunlun Energy Co. Ltd.	Gas Utilities	28,450,520	24,097,058
				161,073,768
	Denmark 1.2%
	A.P. Moeller-Maersk AS, B	Marine	29,530	41,265,199
	France 8.2%
	BNP Paribas SA	Banks	1,658,780	93,142,324
	Compagnie de Saint-Gobain	Building Products	634,910	25,704,736
	Credit Agricole SA	Banks	3,117,270	42,634,855
	Sanofi	Pharmaceuticals	837,430	77,965,104
	Veolia Environnement SA	Multi-Utilities	2,028,910	51,944,857
				291,391,876
	Germany 6.9%
	Bayer AG	Pharmaceuticals	983,290	74,418,687
	Deutsche Telekom AG	Diversified Telecommunication Services	1,063,550	17,851,410
	E.ON SE	Multi-Utilities	4,508,140	47,170,796
	Merck KGaA	Pharmaceuticals	345,080	40,296,683
	Siemens AG	Industrial Conglomerates	503,480	64,961,633
				244,699,209
	Hong Kong 3.1%
	CK Asset Holdings Ltd.	Real Estate Management & Development	3,063,690	20,371,632
	CK Hutchison Holdings Ltd.	Industrial Conglomerates	7,710,590	70,035,380
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development	1,284,000	18,683,104
				109,090,116
	India 1.5%
	Bharti Airtel Ltd.	Wireless Telecommunication Services	4,852,702	29,924,849
	Hero Motocorp Ltd.	Automobiles	676,490	22,944,881
				52,869,730
	Ireland 0.4%
	Bank of Ireland Group PLC	Banks	2,683,980	13,483,038
	Israel 0.9%
[a]	Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	3,226,006	33,614,983
	Italy 1.4%
	Eni SpA	Oil, Gas & Consumable Fuels	3,201,494	48,368,262
	Japan 9.8%
	Kirin Holdings Co. Ltd.	Beverages	1,520,400	33,657,021
	Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,763,640	43,875,489
	Panasonic Corp.	Household Durables	6,765,990	63,793,355
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	1,054,700	39,295,296
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  7

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sumitomo Mitsui Financial Group Inc.	Banks	1,317,030	$47,998,106
	Suntory Beverage & Food Ltd.	Beverages	774,410	33,606,939
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	2,077,230	84,546,705
				346,772,911
	Luxembourg 1.5%
	SES SA, IDR	Media	4,133,786	54,852,754
	Netherlands 3.1%
	Aegon NV	Insurance	4,829,320	21,770,342
	ING Groep NV	Banks	7,684,222	88,411,837
				110,182,179
	Portugal 1.1%
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	2,333,890	37,988,445
	Singapore 2.5%
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services	35,154,451	86,874,096
	South Korea 3.9%
	KB Financial Group Inc.	Banks	1,294,136	50,437,526
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,040,400	86,861,539
				137,299,065
	Spain 0.5%
	Telefonica SA	Diversified Telecommunication Services	2,208,510	16,914,251
	Switzerland 2.7%
	Roche Holding AG	Pharmaceuticals	315,502	97,242,579
	Thailand 1.4%
	Bangkok Bank PCL, fgn.	Banks	8,609,670	50,611,572
	United Kingdom 9.8%
	Barclays PLC	Banks	22,796,987	50,579,639
	BP PLC	Oil, Gas & Consumable Fuels	10,473,866	65,052,208
	Kingfisher PLC	Specialty Retail	20,216,671	54,885,162
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	2,191,977	62,074,583
	Standard Chartered PLC	Banks	5,857,986	52,840,041
	Vodafone Group PLC	Wireless Telecommunication Services	31,695,614	62,870,098
				348,301,731
	United States 23.0%
	AmerisourceBergen Corp.	Health Care Providers & Services	285,390	25,088,635
	Capital One Financial Corp.	Consumer Finance	111,629	11,164,016
	Cardinal Health Inc.	Health Care Providers & Services	447,935	24,649,863
	Citigroup Inc.	Banks	759,799	57,076,101
	Comcast Corp., A	Media	818,214	36,124,148
[a]	CommScope Holding Co. Inc.	Communications Equipment	963,930	13,109,448
	Coty Inc., A	Personal Products	744,161	8,587,618
	Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	767,250	52,272,743
	Gilead Sciences Inc.	Biotechnology	1,300,850	87,469,154
	Kellogg Co.	Food Products	1,331,712	86,721,085
	The Kroger Co.	Food & Staples Retailing	2,771,320	75,767,889
  |  8

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
[a]	Mattel Inc.	Leisure Products	2,864,840	$33,518,628
[a]	Navistar International Corp.	Machinery	1,029,630	33,617,420
	Oracle Corp.	Software	1,088,594	61,113,667
	United Parcel Service Inc., B	Air Freight & Logistics	321,132	38,449,134
	Verizon Communications Inc.	Diversified Telecommunication Services	452,235	27,242,636
	Walgreens Boots Alliance Inc.	Food & Staples Retailing	1,493,330	89,002,468
	Wells Fargo & Co.	Banks	965,425	52,577,045
				813,551,698
	Total Common Stocks (Cost $3,019,197,516)			3,160,318,038
			Principal Amount*
	Short Term Investments 8.5%

	Time Deposits 8.5%
	Australia 0.7%
	National Australia Bank Ltd., 1.48%, 12/02/19		$24,000,000	24,000,000
	Canada 5.5%
	National Bank of Canada, 1.55%, 12/02/19		121,000,000	121,000,000
	Royal Bank of Canada, 1.55%, 12/02/19		74,000,000	74,000,000
				195,000,000
	France 2.3%
	BNP Paribas New York, 1.53%, 12/02/19		82,000,000	82,000,000
	Total Time Deposits (Cost $301,000,000)			301,000,000
	Total Investments (Cost $3,320,197,516) 97.8%			3,461,318,038
	Other Assets, less Liabilities 2.2%			77,787,728
	Net Assets 100.0%			$3,539,105,766

*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
  |  9

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund (continued)
At November 30, 2019, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
British Pound	BOFA	Buy	2,218,013	$2,867,846	1/15/20	$6,442	$ —
British Pound	BOFA	Sell	55,198,532	68,097,908	1/15/20	—	(3,433,005)
British Pound	GSCO	Buy	2,218,013	2,867,962	1/15/20	6,326	—
British Pound	GSCO	Sell	55,187,231	68,080,226	1/15/20	—	(3,436,043)
British Pound	HSBK	Buy	2,218,013	2,867,913	1/15/20	6,375	—
British Pound	HSBK	Sell	55,194,366	68,069,855	1/15/20	—	(3,455,659)
British Pound	MSCO	Buy	2,218,013	2,867,708	1/15/20	6,580	—
British Pound	MSCO	Sell	55,197,194	68,089,012	1/15/20	—	(3,440,166)
British Pound	UBSW	Buy	2,218,013	2,867,957	1/15/20	6,331	—
British Pound	UBSW	Sell	55,195,374	68,090,214	1/15/20	—	(3,436,607)
Canadian Dollar	BOFA	Buy	1,772,943	1,346,521	1/15/20	—	(11,135)
Canadian Dollar	BOFA	Sell	1,670,093	1,271,008	1/15/20	13,088	—
Canadian Dollar	BOFA	Sell	16,147,107	12,144,517	1/15/20	—	(17,537)
Canadian Dollar	GSCO	Buy	1,772,943	1,346,612	1/15/20	—	(11,226)
Canadian Dollar	GSCO	Sell	1,670,342	1,271,008	1/15/20	12,901	—
Canadian Dollar	GSCO	Sell	16,148,637	12,145,558	1/15/20	—	(17,648)
Canadian Dollar	HSBK	Buy	1,772,943	1,346,648	1/15/20	—	(11,262)
Canadian Dollar	HSBK	Sell	1,670,181	1,271,008	1/15/20	13,022	—
Canadian Dollar	HSBK	Sell	16,147,605	12,142,152	1/15/20	—	(20,277)
Canadian Dollar	MSCO	Buy	1,772,943	1,346,614	1/15/20	—	(11,228)
Canadian Dollar	MSCO	Sell	1,670,131	1,271,008	1/15/20	13,060	—
Canadian Dollar	MSCO	Sell	16,146,942	12,141,259	1/15/20	—	(20,671)
Canadian Dollar	UBSW	Buy	1,772,943	1,346,564	1/15/20	—	(11,177)
Canadian Dollar	UBSW	Sell	1,670,407	1,271,008	1/15/20	12,852	—
Canadian Dollar	UBSW	Sell	16,145,009	12,142,939	1/15/20	—	(17,535)
Danish Krone	BOFA	Buy	1,621,560	240,977	1/15/20	—	(934)
Danish Krone	BOFA	Sell	53,932,436	8,032,674	1/15/20	48,953	—
Danish Krone	GSCO	Buy	1,621,560	240,998	1/15/20	—	(955)
Danish Krone	GSCO	Sell	52,900,076	7,880,925	1/15/20	50,026	—
Danish Krone	HSBK	Buy	1,621,560	240,969	1/15/20	—	(926)
Danish Krone	HSBK	Sell	53,904,046	8,027,032	1/15/20	47,513	—
Danish Krone	MSCO	Buy	1,621,560	240,992	1/15/20	—	(949)
Danish Krone	MSCO	Sell	53,906,864	8,027,823	1/15/20	47,887	—
Danish Krone	UBSW	Buy	1,621,560	240,974	1/15/20	—	(931)
Danish Krone	UBSW	Sell	53,947,859	8,035,439	1/15/20	49,435	—
Euro	BOFA	Sell	145,981,075	162,090,527	1/15/20	689,191	—
Euro	GSCO	Sell	145,991,442	162,149,310	1/15/20	736,512	—
Euro	HSBK	Sell	145,974,092	162,047,715	1/15/20	654,100	—
Euro	MSCO	Sell	145,968,915	162,067,643	1/15/20	679,751	—
Euro	UBSW	Sell	145,970,662	162,099,334	1/15/20	709,511	—
Hong Kong Dollar	BOFA	Sell	373,465,089	47,637,262	1/15/20	—	(50,014)
Hong Kong Dollar	GSCO	Sell	373,460,029	47,635,009	1/15/20	—	(51,621)
Hong Kong Dollar	HSBK	Sell	373,441,707	47,634,161	1/15/20	—	(50,129)
Hong Kong Dollar	MSCO	Sell	373,476,759	47,630,713	1/15/20	—	(58,053)
Hong Kong Dollar	UBSW	Sell	373,453,641	47,632,786	1/15/20	—	(53,028)
  |  10

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	BOFA	Sell	7,460,456,122	$69,785,740	1/15/20	$1,370,469	$ —
Japanese Yen	GSCO	Sell	7,460,791,206	69,788,540	1/15/20	1,370,196	—
Japanese Yen	HSBK	Sell	7,460,304,293	69,784,805	1/15/20	1,370,926	—
Japanese Yen	MSCO	Sell	7,460,287,168	69,776,858	1/15/20	1,363,136	—
Japanese Yen	UBSW	Sell	6,816,595,509	63,839,549	1/15/20	1,328,729	—
Singapore Dollar	BOFA	Sell	21,891,632	15,915,747	1/15/20	—	(97,082)
Singapore Dollar	GSCO	Sell	21,895,556	15,917,766	1/15/20	—	(97,932)
Singapore Dollar	HSBK	Sell	21,888,430	15,910,989	1/15/20	—	(99,497)
Singapore Dollar	MSCO	Sell	21,893,307	15,914,766	1/15/20	—	(99,288)
Singapore Dollar	UBSW	Sell	21,891,643	15,914,945	1/15/20	—	(97,892)
South Korean Won	BOFA	Buy	2,748,563,093	2,350,204	1/15/20	—	(21,396)
South Korean Won	BOFA	Sell	45,030,075,984	37,714,263	1/15/20	—	(438,902)
South Korean Won	GSCO	Buy	2,748,563,093	2,351,108	1/15/20	—	(22,301)
South Korean Won	GSCO	Sell	36,719,442,332	30,854,081	1/15/20	—	(257,635)
South Korean Won	HSBK	Buy	2,748,563,093	2,350,204	1/15/20	—	(21,396)
South Korean Won	HSBK	Sell	34,495,866,083	28,978,382	1/15/20	—	(249,338)
South Korean Won	MSCO	Buy	2,748,563,093	2,350,411	1/15/20	—	(21,603)
South Korean Won	MSCO	Sell	29,019,809,638	24,366,942	1/15/20	—	(221,015)
South Korean Won	UBSW	Buy	2,748,563,093	2,351,350	1/15/20	—	(22,542)
South Korean Won	UBSW	Sell	29,047,491,147	24,396,454	1/15/20	—	(214,958)
Swiss Franc	BOFA	Sell	18,353,811	18,633,006	1/15/20	201,285	—
Swiss Franc	GSCO	Sell	18,371,264	18,650,509	1/15/20	201,262	—
Swiss Franc	HSBK	Sell	18,347,935	18,627,575	1/15/20	201,756	—
Swiss Franc	MSCO	Sell	18,347,040	18,625,276	1/15/20	200,356	—
Swiss Franc	UBSW	Sell	18,353,232	18,627,988	1/15/20	196,849	—
Thailand Baht	BOFA	Sell	280,907,857	9,246,473	1/15/20	—	(56,890)
Thailand Baht	GSCO	Sell	281,036,113	9,247,651	1/15/20	—	(59,960)
Thailand Baht	HSBK	Sell	280,934,946	9,246,148	1/15/20	—	(58,113)
Thailand Baht	MSCO	Sell	280,884,590	9,243,213	1/15/20	—	(59,381)
Thailand Baht	UBSW	Sell	280,948,582	9,245,075	1/15/20	—	(59,638)
Total Forward Exchange Contracts						$11,614,820	$(19,895,475)
Net unrealized appreciation (depreciation)							$(8,280,655)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 15.
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Templeton Funds
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for
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Templeton Funds
Notes to Statements of Investments (unaudited)
each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Certain or all Funds purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
  |  13

Templeton Funds
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
The following Funds have invested in derivatives during the period.
Templeton Foreign Fund - Options
Templeton World Fund - Forwards
4.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2019, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Templeton International Climate Change Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.35%	$36,996	$116,578	$(45,859)	$ —	$ —	$107,715	107,715	$357
6.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
  |  14

Templeton Funds
Notes to Statements of Investments (unaudited)
A summary of inputs used as of November 30, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Templeton Foreign Fund
Assets:
Investments in Securities:[a]
Equity Investments	$4,080,904,713	$—	$—	$4,080,904,713
Short Term Investments	—	189,000,000	—	189,000,000
Total Investments in Securities	$4,080,904,713	$189,000,000	$ —	$4,269,904,713
Liabilities:
Other Financial Instruments:
Options Written	$110,670	$—	$—	$110,670
Templeton International Climate Change Fund
Assets:
Investments in Securities:[a]
Equity Investments	$1,808,277	$—	$—	$1,808,277
Short Term Investments	107,715	—	—	107,715
Total Investments in Securities	$1,915,992	$ —	$ —	$1,915,992
Templeton World Fund
Assets:
Investments in Securities:[a]
Equity Investments	$3,160,318,038	$—	$—	$3,160,318,038
Short Term Investments	—	301,000,000	—	301,000,000
Total Investments in Securities	$3,160,318,038	$301,000,000	$ —	$3,461,318,038
Other Financial Instruments:
Forward Exchange Contracts	$—	$11,614,820	$—	$11,614,820
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$19,895,475	$—	$19,895,475

[a]For detailed categories, see the accompanying Statement of Investments.
7.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Counterparty
BOFA	Bank of America Corp.
GSCO	The Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
MSCO	Morgan Stanley
UBSW	UBS AG
Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IDR	International Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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